Fair Value Measurements (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Foreign currency forward/option contracts | Fair Value
Fair Value Assets and Liabilities Measured on Recurring Basis
Derivative Instruments - assets:	$ 38	$ 23
Derivative Instruments - liabilities:	82	93
Commodity price swap contracts | Fair Value
Fair Value Assets and Liabilities Measured on Recurring Basis
Derivative Instruments - assets:		2
Derivative Instruments - liabilities:	5	1
Fair Value | U.S. government agency securities
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	309	491
Fair Value | Foreign government agency securities
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	55
Fair Value | Corporate debt securities
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	472	266
Fair Value | U.S. treasury securities
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	99	94
Fair Value | Asset-backed securities Automobile loan related
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	397	515
Fair Value | Asset-backed securities Credit card related
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	149	107
Fair Value | Asset-backed securities Equipment lease related
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	38	70
Fair Value | Asset-backed securities Other
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	8	13
Fair Value | Auction rate securities
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	7	5
Fair Value | Other securities
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	29	8
Fair Value | Investments
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis - Investments	21	11
Fair Value | U.S. municipal securities
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	23
Fair Value | U.S. dollar commercial paper
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	55
Fair Value | Interest rate swap contracts
Fair Value Assets and Liabilities Measured on Recurring Basis
Derivative Instruments - assets:	39	54
Foreign currency forward/option contracts | Fair Value Measurements Using Inputs Considered as Level 1
Fair Value Assets and Liabilities Measured on Recurring Basis
Derivative Instruments - assets:	36	22
Derivative Instruments - liabilities:	82	93
Commodity price swap contracts | Fair Value Measurements Using Inputs Considered as Level 1
Fair Value Assets and Liabilities Measured on Recurring Basis
Derivative Instruments - assets:		2
Derivative Instruments - liabilities:	5	1
Fair Value Measurements Using Inputs Considered as Level 1 | U.S. treasury securities
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	99	94
Fair Value Measurements Using Inputs Considered as Level 1 | Investments
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis - Investments	21	11
Foreign currency forward/option contracts | Fair Value Measurements Using Inputs Considered as Level 2
Fair Value Assets and Liabilities Measured on Recurring Basis
Derivative Instruments - assets:	2	1
Fair Value Measurements Using Inputs Considered as Level 2 | U.S. government agency securities
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	309	491
Fair Value Measurements Using Inputs Considered as Level 2 | Foreign government agency securities
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	55
Fair Value Measurements Using Inputs Considered as Level 2 | Corporate debt securities
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	472	266
Fair Value Measurements Using Inputs Considered as Level 2 | Asset-backed securities Automobile loan related
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	397	515
Fair Value Measurements Using Inputs Considered as Level 2 | Asset-backed securities Credit card related
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	149	107
Fair Value Measurements Using Inputs Considered as Level 2 | Asset-backed securities Equipment lease related
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	38	70
Fair Value Measurements Using Inputs Considered as Level 2 | Asset-backed securities Other
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	8	13
Fair Value Measurements Using Inputs Considered as Level 2 | Other securities
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	29	8
Fair Value Measurements Using Inputs Considered as Level 2 | U.S. municipal securities
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	23
Fair Value Measurements Using Inputs Considered as Level 2 | U.S. dollar commercial paper
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	55
Fair Value Measurements Using Inputs Considered as Level 2 | Interest rate swap contracts
Fair Value Assets and Liabilities Measured on Recurring Basis
Derivative Instruments - assets:	39	54
Fair Value Measurements Using Inputs Considered as Level 3 | Auction rate securities
Fair Value Assets and Liabilities Measured on Recurring Basis
Fair Value Measured on Recurring Basis Available-for-Sale Securities	$ 7	$ 5